1-31236

NYSE

Centnyse

17010163

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

April 6, 2017

Received SEC
APR - 6 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 of TSAKOS ENERGY NAVIGATION LIMITED, under the Exchange Act of 1934.

Sincerely,

Silvio Conte